DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	Dec. 31, 2022
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years